SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE
NOTE 12 – SHAREHOLDERS’ EQUITY AND INCOME PER COMMON SHARE

On January 21, 2016 and 2015, our Board of Directors authorized share repurchase plans to buy back up to 5% of our outstanding common stock through the end of each respective year. On April 26, 2016 our Board of Directors authorized a $5.0 million expansion of the 2016 repurchase plan. During 2016 and 2015 repurchases were made through open market transactions and totaled 1,153,136 and 967,199 shares of common stock, respectively for an aggregate purchase price of $16.9 million and $13.5 million, respectively.

On November 15, 2011, we entered into a Tax Benefits Preservation Plan (the “Preservation Plan”) with our stock transfer agent, American Stock Transfer & Trust Company. Our Board of Directors adopted the Preservation Plan in an effort to protect the value to our shareholders of our ability to use deferred tax assets, such as net operating loss carry forwards, to reduce potential future federal income tax obligations. Under federal tax rules, this value could be lost in the event we experienced an “ownership change,” as defined in Section 382 of the federal Internal Revenue Code. The Preservation Plan attempted to protect this value by reducing the likelihood that we would experience such an ownership change by discouraging any person who is not already a 5% shareholder from becoming a 5% shareholder (with certain limited exceptions).

On October 25, 2016, the Board of Directors took affirmative action to not renew the Preservation Plan, which expired on November 15, 2016. None of the Rights had been exercised or had become exercisable because no unpermitted 4.99% or more change in the beneficial ownership of the outstanding common stock had occurred.

A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2016	2015	2014
	(In thousands, except per share amounts)
Net income	$22,766	$20,017	$18,021

Weighted average shares outstanding (1)	21,378	22,716	22,927
Effect of stock options	151	119	124
Stock units for deferred compensation plan for non-employee directors	115	112	114
Performance share units	48	—	—
Restricted stock units	35	233	306
Weighted average shares outstanding for calculation of diluted earnings per share	21,727	23,180	23,471

Net income per common share
Basic (1)	$1.06	$0.88	$0.79
Diluted	$1.05	$0.86	$0.77

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.

Weighted average stock options outstanding that were not considered in computing diluted net income per common share because they were anti-dilutive totaled zero, 0.03 million and 0.03 million for 2016, 2015 and 2014, respectively.